Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%(1)

Security	Shares	Value
Aerospace & Defense — 1.7%
Raytheon Co.	57,143	$10,404,597

		$10,404,597

Auto Components — 1.5%
Aptiv PLC	114,261	$9,082,607

		$9,082,607

Banks — 7.3%
Bank of America Corp.	619,809	$17,100,530
JPMorgan Chase & Co.	195,325	19,772,750
PNC Financial Services Group, Inc. (The)	57,657	7,072,208

		$43,945,488

Beverages — 3.3%
Constellation Brands, Inc., Class A	53,058	$9,302,659
PepsiCo, Inc.	86,886	10,647,879

		$19,950,538

Biotechnology — 3.1%
Gilead Sciences, Inc.	128,907	$8,380,244
Vertex Pharmaceuticals, Inc.(2)	53,795	9,895,590

		$18,275,834

Capital Markets — 1.5%
Charles Schwab Corp. (The)	216,176	$9,243,686

		$9,243,686

Chemicals — 1.5%
DowDuPont, Inc.	167,821	$8,946,537

		$8,946,537

Consumer Finance — 2.1%
American Express Co.	115,890	$12,666,777

		$12,666,777

Containers & Packaging — 1.1%
Ball Corp.	111,516	$6,452,316

		$6,452,316

Diversified Telecommunication Services — 4.2%
CenturyLink, Inc.	475,154	$5,697,097
Verizon Communications, Inc.	333,702	19,731,799

		$25,428,896

Electric Utilities — 1.7%
NextEra Energy, Inc.	53,896	$10,419,175

		$10,419,175

Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	378,258	$12,520,340

		$12,520,340

Security	Shares	Value
Entertainment — 5.0%
Live Nation Entertainment, Inc.(2)	211,838	$13,460,186
Spotify Technology SA(2)	67,201	9,327,499
Walt Disney Co. (The)	65,306	7,250,925

		$30,038,610

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	52,427	$10,331,265
AvalonBay Communities, Inc.	29,721	5,965,896

		$16,297,161

Food Products — 1.8%
Mondelez International, Inc., Class A	219,504	$10,957,640

		$10,957,640

Health Care Equipment & Supplies — 5.5%
Abbott Laboratories	181,485	$14,507,911
Danaher Corp.	141,043	18,620,497

		$33,128,408

Household Products — 2.7%
Procter & Gamble Co. (The)	153,098	$15,929,847

		$15,929,847

Insurance — 2.0%
Progressive Corp. (The)	165,879	$11,958,217

		$11,958,217

Interactive Media & Services — 1.9%
Alphabet, Inc., Class C(2)	9,773	$11,466,759

		$11,466,759

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(2)	11,312	$20,143,844

		$20,143,844

IT Services — 7.5%
Accenture PLC, Class A	53,128	$9,351,590
Akamai Technologies, Inc.(2)	109,204	7,831,019
GoDaddy, Inc., Class A(2)	120,169	9,035,507
Visa, Inc., Class A	119,399	18,648,930

		$44,867,046

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	83,188	$6,686,651

		$6,686,651

Machinery — 5.0%
Caterpillar, Inc.	88,648	$12,010,917
Fortive Corp.	148,475	12,455,568
Illinois Tool Works, Inc.	38,954	5,591,068

		$30,057,553

Multi-Utilities — 1.4%
Sempra Energy	67,944	$8,551,432

		$8,551,432

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.5%
ConocoPhillips	104,321	$6,962,384
EOG Resources, Inc.	65,228	6,208,401
Exxon Mobil Corp.	171,593	13,864,714
Phillips 66	59,800	5,691,166

		$32,726,665

Pharmaceuticals — 4.2%
Johnson & Johnson	98,978	$13,836,135
Zoetis, Inc.	112,497	11,325,073

		$25,161,208

Road & Rail — 1.8%
CSX Corp.	141,621	$10,596,083

		$10,596,083

Semiconductors & Semiconductor Equipment — 1.7%
Texas Instruments, Inc.	94,711	$10,045,996

		$10,045,996

Software — 6.8%
Intuit, Inc.	40,591	$10,610,893
Microsoft Corp.	257,975	30,425,572

		$41,036,465

Specialty Retail — 3.9%
Best Buy Co., Inc.	111,856	$7,948,487
Home Depot, Inc. (The)	45,243	8,681,679
Tractor Supply Co.	67,151	6,564,682

		$23,194,848

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	104,780	$19,902,961

		$19,902,961

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	101,488	$8,546,304

		$8,546,304

Total Common Stocks (identified cost $476,544,712)		$598,630,489

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(3)	6,256,481	$6,256,481

Total Short-Term Investments (identified cost $6,256,481)		$6,256,481

Total Purchased Put Options — 0.2% (identified cost $2,791,253)		$936,200

Total Investments — 100.9% (identified cost $485,592,446)		$605,823,170

Description	Value

Total Written Call Options — (0.6)% (premiums received $2,961,733)	$(3,489,130)

Other Assets, Less Liabilities — (0.3)%	$(2,027,854)

Net Assets — 100.0%	$600,306,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $35,716.

Purchased Put Options — 0.2%

Exchange-Traded Options — 0.2%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	168	$47,617,920	$2,725	4/1/19	$1,680
S&P 500 Index	169	47,901,360	2,685	4/3/19	2,535
S&P 500 Index	169	47,901,360	2,600	4/5/19	2,535
S&P 500 Index	170	48,184,800	2,660	4/8/19	6,800
S&P 500 Index	169	47,901,360	2,720	4/10/19	41,405
S&P 500 Index	169	47,901,360	2,730	4/12/19	76,050
S&P 500 Index	169	47,901,360	2,740	4/15/19	106,470
S&P 500 Index	169	47,901,360	2,730	4/17/19	115,765
S&P 500 Index	168	47,617,920	2,730	4/18/19	127,680
S&P 500 Index	168	47,617,920	2,700	4/22/19	98,280
S&P 500 Index	168	47,617,920	2,725	4/24/19	158,760
S&P 500 Index	168	47,617,920	2,735	4/26/19	198,240

Total					$936,200

Written Call Options — (0.6)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	168	$47,617,920	$2,850	4/1/19	$(31,920)
S&P 500 Index	169	47,901,360	2,830	4/3/19	(261,105)
S&P 500 Index	169	47,901,360	2,785	4/5/19	(901,615)
S&P 500 Index	170	48,184,800	2,805	4/8/19	(658,750)
S&P 500 Index	169	47,901,360	2,850	4/10/19	(228,995)
S&P 500 Index	169	47,901,360	2,860	4/12/19	(205,335)
S&P 500 Index	169	47,901,360	2,870	4/15/19	(167,310)
S&P 500 Index	169	47,901,360	2,880	4/17/19	(152,100)
S&P 500 Index	168	47,617,920	2,890	4/18/19	(120,120)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	168	$47,617,920	$2,865	4/22/19	$(276,360)
S&P 500 Index	168	47,617,920	2,875	4/24/19	(245,280)
S&P 500 Index	168	47,617,920	2,885	4/26/19	(240,240)

Total					$(3,489,130)

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$936,200	$—
Written options	—	(3,489,130)

Total	$936,200	$(3,489,130)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$598,630,489 *	$—	$—	$598,630,489
Short-Term Investments	—	6,256,481	—	6,256,481
Purchased Put Options	936,200	—	—	936,200
Total Investments	$599,566,689	$6,256,481	$—	$605,823,170

Liability Description
Written Call Options	$(3,489,130)	$—	$—	$(3,489,130)
Total	$(3,489,130)	$—	$—	$(3,489,130)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.